Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Oct. 10, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000194063
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,293	$ 13,259	$ 13,186	$ 13,099	$ 13,024	$ 12,811	$ 12,951	$ 13,031	$ 13,032	$ 12,954	$ 12,901	$ 12,777	$ 12,676	$ 12,588	$ 12,515	$ 12,425	$ 12,393	$ 12,290	$ 12,227	$ 12,118	$ 12,019	$ 11,929	$ 11,710	$ 11,529	$ 11,583	$ 11,528	$ 11,413	$ 11,243	$ 10,969	$ 11,036	$ 10,921	$ 10,917	$ 10,844	$ 10,514	$ 10,503	$ 10,358	$ 10,250	$ 10,599	$ 10,450	$ 10,144	$ 10,489	$ 10,810	$ 10,818	$ 10,838	$ 10,897	$ 10,899	$ 10,817	$ 10,853	$ 10,831	$ 10,776	$ 10,719	$ 10,730	$ 10,697	$ 10,641	$ 10,601	$ 10,623	$ 10,582	$ 10,471	$ 10,360	$ 10,126	$ 10,124	$ 10,114	$ 9,993	$ 9,787	$ 9,745	$ 9,419	$ 9,121	$ 10,317	$ 10,475	$ 10,427	$ 10,248	$ 10,200	$ 10,231	$ 10,179	$ 10,189	$ 10,104	$ 10,084	$ 10,133	$ 9,970	$ 10,013	$ 9,842	$ 9,557	$ 9,871	$ 9,973	$ 9,989	$ 9,929	$ 9,900	$ 9,837	$ 9,844	$ 9,847	$ 9,804	$ 9,786	$ 9,773	$ 9,699	$ 9,669		$ 10,000
C000194065
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,399,750			1,377,893			1,361,583			1,361,057			1,331,011			1,303,865			1,280,886			1,250,297			1,213,289			1,176,834			1,142,466			1,099,199			1,070,917			1,059,196			1,129,010			1,136,719			1,128,981			1,117,761			1,103,664			1,089,425			1,052,638			1,016,978			947,115			1,083,324			1,061,463			1,047,600			1,034,128			990,714			1,034,714			1,017,181			1,014,197			1,003,334			1,000,000
C000194066
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 6,995,769	6,974,033	6,934,090	6,887,039	6,847,134	6,733,525	6,806,234	6,846,545	6,846,079	6,803,695	6,774,364	6,707,757	6,653,495	6,605,840	6,558,781	6,517,892	6,492,447	6,444,343	6,402,952	6,351,264	6,298,020	6,249,879	6,133,788	6,037,702	6,064,888	6,034,785	5,966,645	5,882,654	5,738,434	5,765,618	5,710,913	5,707,510	5,668,501	5,494,752	5,487,661	5,410,673	5,353,300	5,528,338	5,456,207	5,295,106	5,474,190	5,634,984	5,644,083	5,653,095	5,682,620	5,676,459	5,638,764	5,650,136	5,643,729	5,613,774	5,582,902	5,587,610	5,569,106	5,539,078	5,517,105	5,527,288	5,504,776	5,445,867	5,381,066	5,264,291	5,261,928	5,255,612	5,191,771	5,083,637	5,060,646	4,890,099	4,734,346	5,354,871	5,435,793	5,415,037	5,322,034	5,290,632	5,305,798	5,277,687	5,286,845	5,236,518	5,224,888	5,249,291	5,168,954	5,184,741	5,100,705	4,946,804	5,113,664	5,165,195	5,167,178	5,140,570	5,119,201	5,085,914	5,093,904	5,094,882	5,071,476	5,056,617	5,056,611	5,012,261	4,995,499		5,000,000
C000241878
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,861	23,325	23,081	23,196	22,413	20,756	20,666	21,796	22,066	21,347	21,871	21,277	21,994	21,636	21,191	21,302	20,968	20,239	20,869	20,511	19,781	19,633	18,643	17,017	17,393	18,473	18,874	18,595	17,782	17,927	17,490	16,677	17,272	16,070	16,704	15,332	14,342	15,881	16,919	15,523	16,883	16,883	18,387	18,446	18,947	19,771	18,857	19,513	18,332	19,239	18,529	18,026	17,862	17,523	16,594	16,102	15,588	15,829	15,011	13,213	13,802	14,205	13,442	13,039	12,756	12,080	10,860	12,799	13,812	13,900	13,396	13,018	12,597	12,425	12,554	12,554	11,648	12,446	11,972	11,627	11,239	10,548	11,421	11,134	12,174	12,125	11,996	11,709	11,709	11,689	11,550	11,510	12,085	11,441	11,301	$ 11,120		$ 11,024	$ 10,728	$ 10,805	$ 10,489	$ 10,461	$ 10,327	$ 10,059	$ 9,945	$ 9,773	$ 9,467	$ 9,276	$ 9,276	$ 9,503	$ 9,522	$ 9,617	$ 9,077	$ 9,371	$ 9,238	$ 9,077	$ 8,565	$ 8,963		$ 10,000
C000241877
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,533,788			2,462,760			2,193,673			2,263,335			2,331,755			2,257,128			2,208,687			2,076,453			1,838,819			1,965,855			1,847,801			1,696,384			1,513,576			1,642,016			1,942,968			2,086,519			1,934,783			1,902,479			1,751,342			1,670,582			1,456,630			1,376,153			1,146,219			1,466,977			1,329,548			1,324,995			1,263,526			1,113,269			1,284,872			1,235,735			1,219,008			1,207,508				1,163,512			1,107,050			1,061,679			999,168			1,003,000			958,000			958,000			$ 1,004,000	1,000,000
C000241880
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 19,562	19,974	19,216	19,690	19,405	18,471	18,512	19,053	19,473	18,972	20,119	18,849	19,747	19,568	19,119	18,015	18,323	17,759	18,824	18,272	17,733	18,220	16,906	15,312	16,102	17,148	17,862	17,326	16,523	17,161	16,982	16,969	17,301	15,962	16,521	15,381	14,192	15,589	16,582	15,172	16,582	16,851	18,285	18,641	18,555	20,271	19,149	19,856	19,002	19,856	19,540	19,170	19,297	19,118	18,231	17,778	17,050	17,345	16,138	14,613	14,560	14,884	14,237	13,631	13,516	12,597	11,239	13,725	14,947	15,177	14,735	14,189	13,997	13,856	14,109	14,028	13,179	13,755	13,301	13,311	12,796	11,816	12,849	12,647	13,923	13,942	13,740	13,584	13,584	13,225	13,106	12,959	13,519	13,023	12,917	12,541		12,442	12,022	12,138	11,825	11,655	11,476	11,243	11,055	10,795	10,572	10,303	9,981	10,222	10,088	10,079	9,721	9,981	9,784	9,784	9,104	9,157	9,793		$ 10,106	$ 10,027	$ 10,000
C000241881
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 19,150	19,553	18,827	19,311	19,049	18,142	18,182	18,727	19,170	18,666	19,810	18,575	19,473	19,304	18,874	17,808	18,126	17,565	18,631	18,107	17,584	18,070	16,784	15,199	16,001	17,045	17,773	17,251	16,467	17,101	16,933	16,933	17,269	15,945	16,517	15,388	14,206	15,617	16,623	15,211	16,641	16,923	18,370	18,741	18,670	20,417	19,295	20,016	19,165	20,031	19,742	19,381	19,511	19,353	18,458	18,010	17,289	17,592	16,380	14,842	14,799	15,141	14,486	13,888	13,774	12,834	11,466	14,016	15,269	15,511	15,063	14,515	14,323	14,200	14,460	14,392	13,528	14,131	13,665	13,693	13,172	12,158	13,234	13,039	14,369	14,393	14,186	14,040	14,052	13,686	13,564	13,430	14,015	13,515	13,411	13,031		12,924	12,496	12,627	12,318	12,140	11,962	11,736	11,546	11,273	11,047	10,774	10,441	10,703	10,572	10,560	10,192	10,477	10,287	10,287	9,574	9,634	10,311		10,655	10,572	10,000
C000241879
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,119,123			2,130,291			2,001,860			2,050,720			2,133,275			1,944,150			2,030,116			1,965,311			1,734,805			1,865,931			1,826,593			1,716,447			1,524,676			1,629,175			1,961,557			2,174,332			2,036,161			2,053,564			1,951,321			1,855,604			1,557,603			1,456,558			1,200,719			1,619,950			1,491,879			1,494,994			1,416,091			1,257,248			1,481,437			1,443,645			1,391,681			1,383,178				1,319,412			1,254,131			1,191,608			1,119,891			1,082,193			1,027,946			1,033,463			1,034,382				1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,665	11,533	11,397	11,413	11,238	11,295	11,255	11,258	11,030	10,964	11,132	11,016	11,272	11,119	10,958	10,715	10,618	10,445	10,695	10,591	10,719	10,745	10,352	9,906	10,057	10,303	10,366	10,355	10,371	10,480	10,416	10,178	10,434	10,120	10,155	9,790	9,898	10,344	10,620	10,359	10,571	10,513	10,920	11,221	11,376	11,631	11,639	11,625	11,635	11,735	11,743	11,626	11,542	11,498	11,402	11,536	11,687	11,761	11,720	11,570	11,611	11,632	11,699	11,497	11,402	11,297	11,075	11,296	11,129	10,933	10,917	10,919	10,884	10,931	10,689	10,657	10,509	10,350	10,336	10,152	10,141	10,003	9,849	9,805	9,888	9,930	9,882	9,861	9,875	9,822	9,888	9,838	9,932	10,029	9,985		10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,166,546			1,141,283			1,125,529			1,096,385			1,127,186			1,071,484			1,069,456			1,074,480			1,005,742			1,035,523			1,041,637			1,012,006			989,814			1,035,941			1,092,009			1,163,124			1,163,456			1,162,587			1,140,199			1,176,097			1,161,102			1,149,748			1,107,498			1,093,277			1,088,352			1,065,729			1,033,564			1,000,333			988,785			986,108			988,782			1,002,889			1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,832,732	5,766,717	5,698,271	5,706,417	5,618,877	5,647,520	5,627,643	5,628,987	5,514,961	5,481,927	5,565,991	5,507,922	5,635,930	5,559,676	5,479,020	5,357,419	5,308,887	5,222,320	5,347,278	5,295,286	5,359,545	5,372,402	5,176,002	4,953,089	5,028,712	5,151,551	5,182,762	5,177,614	5,185,673	5,240,000	5,208,185	5,088,805	5,216,995	5,060,031	5,077,276	4,894,768	4,949,070	5,171,895	5,309,933	5,179,705	5,285,319	5,256,397	5,460,043	5,610,568	5,688,119	5,815,622	5,819,546	5,812,525	5,817,279	5,867,384	5,871,303	5,812,934	5,770,864	5,748,935	5,700,997	5,768,123	5,843,521	5,880,483	5,860,246	5,784,759	5,805,509	5,815,991	5,849,722	5,748,740	5,701,170	5,648,415	5,537,491	5,647,813	5,564,494	5,466,384	5,458,251	5,459,342	5,441,760	5,465,439	5,344,507	5,328,646	5,254,327	5,175,052	5,167,819	5,076,155	5,070,629	5,001,666	4,924,618	4,902,569	4,943,927	4,965,202	4,940,861	4,930,542	4,937,703	4,910,922	4,943,910	4,919,099	4,966,189	5,014,443	4,992,434		5,000,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,734	29,777	29,020	28,651	27,466	25,931	25,702	26,900	27,095	26,171	26,872	25,693	26,213	25,741	25,078	24,644	24,153	23,120	24,012	23,265	22,318	22,054	21,022	19,220	19,794	20,687	21,193	20,504	19,335	19,530	19,193	18,618	19,076	17,816	18,606	17,396	16,231	17,894	18,675	17,301	18,942	18,928	20,643	20,091	20,613	21,764	20,872	21,340	20,196	21,071	20,559	20,197	19,901	19,618	18,746	18,142	17,689	17,866	17,140	15,197	15,677	16,238	15,221	14,526	14,151	13,499	12,170	14,026	15,321	15,415	14,967	14,561	14,200	13,904	14,194	14,124	13,251	14,062	13,581	13,405	13,013	12,074	13,068	12,921	13,945	13,868	13,698	13,283	13,290	13,207	13,057	13,348	13,925	13,226	13,050	12,773		12,536	12,261	12,244	11,957	11,912	11,665	11,495	11,374	11,067	10,806	10,553	10,404	10,609	10,553	10,544	10,117	10,231	10,174	10,016	9,379	9,450		10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 3,073,382			2,865,082			2,570,229			2,617,135			2,621,267			2,464,412			2,401,222			2,205,372			1,979,412			2,050,392			1,919,313			1,781,584			1,623,082			1,730,137			2,064,270			2,176,421			2,019,585			2,019,728			1,874,560			1,786,628			1,567,747			1,452,576			1,216,983			1,541,492			1,419,968			1,412,417			1,358,084			1,207,403			1,394,483			1,328,325			1,305,679			1,322,623				1,253,608			1,195,748			1,149,469			1,080,572			1,060,892			1,011,668			1,001,570			1,005,085	$ 1,000,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 32,260	31,255	30,461	30,074	28,830	27,218	26,979	28,236	28,440	27,471	28,206	26,969	27,514	27,020	26,324	25,868	25,352	24,268	25,205	24,420	23,427	23,149	22,066	20,174	20,777	21,714	22,245	21,522	20,295	20,499	20,146	19,542	20,024	18,701	19,530	18,260	17,037	18,783	19,602	18,161	19,883	19,868	21,668	21,089	21,636	22,845	21,909	22,400	21,199	22,117	21,580	21,200	20,889	20,592	19,677	19,043	18,567	18,754	17,991	15,951	16,456	17,044	15,977	15,247	14,854	14,170	12,774	14,723	16,082	16,180	15,710	15,284	14,905	14,594	14,899	14,826	13,909	14,761	14,255	14,070	13,660	12,674	13,717	13,563	14,637	14,556	14,378	13,943	13,950	13,863	13,705	14,011	14,616	13,883	13,698	13,407		13,159	12,870	12,852	12,551	12,503	12,244	12,066	11,938	11,616	11,342	11,077	10,920	11,136	11,077	11,068	10,619	10,739	10,679	10,513	9,845	9,919	10,550		10,739	10,792	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 32,260	31,255	30,461	30,074	28,830	27,218	26,979	28,236	28,440	27,471	28,206	26,969	27,514	27,020	26,324	25,868	25,352	24,268	25,205	24,420	23,427	23,149	22,066	20,174	20,777	21,714	22,245	21,522	20,295	20,499	20,146	19,542	20,024	18,701	19,530	18,260	17,037	18,783	19,602	18,161	19,883	19,868	21,668	21,089	21,636	22,845	21,909	22,400	21,199	22,117	21,580	21,200	20,889	20,592	19,677	19,043	18,567	18,754	17,991	15,951	16,456	17,044	15,977	15,247	14,854	14,170	12,774	14,723	16,082	16,180	15,710	15,284	14,905	14,594	14,899	14,826	13,909	14,761	14,255	14,070	13,660	12,674	13,717	13,563	14,637	14,556	14,378	13,943	13,950	13,863	13,705	14,011	14,616	13,883	13,698	13,407		13,159	12,870	12,852	12,551	12,503	12,244	12,066	11,938	11,616	11,342	11,077	10,920	11,136	11,077	11,068	10,619	10,739	10,679	10,513	9,845	9,919	10,550		10,739	10,792	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 3,226,008			3,007,364			2,697,869			2,747,104			2,751,441			2,586,797			2,520,469			2,314,892			2,077,712			2,152,217			2,014,628			1,870,059			1,703,686			1,816,057			2,166,784			2,284,504			2,119,879			2,120,030			1,967,652			1,875,354			1,645,603			1,524,712			1,277,419			1,618,044			1,490,485			1,482,558			1,425,528			1,267,364			1,463,734			1,394,290			1,370,520			1,388,306				1,315,864			1,255,130			1,206,552			1,134,234			1,113,576			1,061,909			1,051,309			1,054,998				1,000,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Account Value	$ 15,309	15,242	15,175	15,043	14,923	14,695	14,703	14,749	14,733	14,632	14,550	14,431	14,307	14,206	14,116	14,021	13,972	13,842	13,759	13,643	13,520	13,429	13,212	13,053	13,055	12,931	12,781	12,619	12,339	12,362	12,233	12,237	12,167	11,851	11,802	11,663	11,548	11,817	11,641	11,398	11,650	11,956	11,930	11,925	11,986	11,943	11,867	11,886	11,854	11,779	11,723	11,725	11,681	11,614	11,554	11,555	11,487	11,352	11,202	10,958	10,935	10,867	10,707	10,501	10,383	10,003	9,572	10,924	11,070	11,008	10,835	10,772	10,821	10,771	10,800	10,714	10,689	10,712	10,538	10,556	10,391	10,133	10,397	10,492	10,495	10,424	10,382	10,306	10,294	10,277	10,234	10,205	10,185	10,088	10,048		10,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Account Value	$ 1,530,904			1,504,293			1,470,254			1,463,207			1,430,739			1,402,086			1,375,929			1,342,947			1,305,495			1,261,857			1,223,324			1,185,079			1,154,783			1,139,813			1,193,047			1,194,289			1,185,440			1,172,460			1,155,449			1,135,230			1,093,541			1,050,106			957,229			1,100,834			1,082,086			1,071,440			1,053,770			1,013,269			1,049,520			1,030,572			1,023,423			1,008,816			1,000,000
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Account Value	$ 7,654,521	7,621,203	7,587,286	7,521,463	7,461,447	7,347,328	7,351,270	7,374,379	7,366,585	7,316,035	7,274,895	7,215,253	7,153,697	7,103,022	7,058,240	7,010,431	6,986,030	6,921,037	6,879,645	6,821,530	6,760,064	6,714,735	6,605,890	6,526,289	6,527,474	6,465,252	6,390,381	6,309,286	6,169,597	6,180,950	6,116,618	6,118,540	6,083,448	5,925,396	5,901,143	5,831,292	5,773,916	5,908,492	5,820,594	5,699,064	5,825,245	5,978,179	5,965,233	5,962,384	5,993,158	5,971,443	5,933,522	5,943,000	5,927,198	5,889,357	5,861,522	5,862,298	5,840,664	5,806,935	5,777,246	5,777,390	5,743,639	5,676,148	5,600,781	5,478,824	5,467,703	5,433,250	5,353,290	5,250,529	5,191,438	5,001,601	4,786,144	5,461,776	5,534,924	5,504,170	5,417,735	5,386,090	5,410,428	5,385,304	5,400,146	5,357,201	5,344,253	5,355,869	5,268,848	5,278,062	5,195,367	5,066,346	5,198,643	5,245,971	5,247,600	5,211,768	5,190,941	5,152,859	5,146,923	5,138,261	5,117,117	5,102,738	5,092,626	5,044,078	5,024,180		$ 5,000,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 24,933	24,449	23,250	22,974	21,937	20,733	20,589	21,395	22,128	21,387	22,744	21,363	21,954	21,551	21,445	20,070	20,468	19,577	20,643	19,869	19,228	19,775	18,040	16,503	17,582	18,556	19,291	18,389	17,302	17,797	17,815	18,286	18,666	17,083	17,690	16,663	15,423	17,187	17,765	16,282	18,087	18,125	19,660	19,480	19,438	21,026	20,276	21,311	20,568	21,228	20,724	20,866	20,823	20,648	19,877	19,466	18,540	18,165	16,919	14,664	14,667	14,991	14,183	13,649	13,306	12,428	10,956	13,829	15,229	15,664	15,140	14,665	14,271	13,983	14,477	14,395	13,604	14,556	14,116	14,205	13,692	12,413	13,680	13,593	15,088	15,307	14,978	14,798	14,848	14,462	14,330	14,323	14,920	14,410	14,196	13,893		13,694	13,174	13,182	12,890	12,693	12,613	12,364	12,273	12,018	11,748	11,474	11,013	11,434	11,266	11,250	10,662	10,868	10,740	10,493	9,679	9,613	10,423		10,692	10,574	10,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 24,933	$ 24,449	$ 23,250	22,974	$ 21,937	$ 20,733	20,589	$ 21,395	$ 22,128	21,387	$ 22,744	$ 21,363	21,954	$ 21,551	$ 21,445	20,070	$ 20,468	$ 19,577	20,643	$ 19,869	$ 19,228	19,775	$ 18,040	$ 16,503	17,582	$ 18,556	$ 19,291	18,389	$ 17,302	$ 17,797	17,815	$ 18,286	$ 18,666	17,083	$ 17,690	$ 16,663	15,423	$ 17,187	$ 17,765	16,282	$ 18,087	$ 18,125	19,660	$ 19,480	$ 19,438	21,026	$ 20,276	$ 21,311	20,568	$ 21,228	$ 20,724	20,866	$ 20,823	$ 20,648	19,877	$ 19,466	$ 18,540	18,165	$ 16,919	$ 14,664	14,667	$ 14,991	$ 14,183	13,649	$ 13,306	$ 12,428	10,956	$ 13,829	$ 15,229	15,664	$ 15,140	$ 14,665	14,271	$ 13,983	$ 14,477	14,395	$ 13,604	$ 14,556	14,116	$ 14,205	$ 13,692	12,413	$ 13,680	$ 13,593	15,088	$ 15,307	$ 14,978	14,798	$ 14,848	$ 14,462	14,330	$ 14,323	$ 14,920	14,410	$ 14,196	$ 13,893		13,694	$ 13,174	$ 13,182	12,890	$ 12,693	$ 12,613	12,364	$ 12,273	$ 12,018	11,748	$ 11,474	$ 11,013	11,434	$ 11,266	$ 11,250	10,662	$ 10,868	$ 10,740	10,493	$ 9,679	$ 9,613	10,423		$ 10,692	$ 10,574	10,000
EATON VANCE Index: MSCI World Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Account Value	$ 2,493,337			$ 2,297,446			$ 2,058,923			$ 2,138,715			$ 2,195,387			$ 2,006,997			$ 2,064,285			$ 1,977,497			$ 1,758,192			$ 1,838,851			$ 1,781,549			$ 1,708,275			$ 1,542,313			$ 1,628,202			$ 1,965,972			$ 2,102,613			$ 2,056,814			$ 2,086,622			$ 1,987,683			$ 1,816,466			$ 1,466,681			$ 1,364,855			$ 1,095,566			$ 1,566,422			$ 1,427,104			$ 1,439,455			$ 1,411,591			$ 1,241,318			$ 1,508,819			$ 1,479,836			$ 1,433,024			$ 1,440,977				$ 1,369,409			$ 1,288,995			$ 1,236,388			$ 1,174,773			$ 1,143,413			$ 1,066,189			$ 1,049,295			$ 1,042,280				$ 1,000,000